Subsequent and relevant events (Details) $ in Millions	Jan. 09, 2024 USD ($)	Jan. 19, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 105,815,527	$ 115,134,839
Isa
Disclosure of non-adjusting events after reporting period [line items]
Maturity period	12 years
Yield	8.45%
Borrowings, interest rate	8.375%
Short-term financing	$ 1,850,000,000
Issuance of bonds in the international market
Disclosure of non-adjusting events after reporting period [line items]
Short-term financing	$ 1,850,000,000
International bonds repurchase offer
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	4.125%
Borrowings	$ 1,200,000,000
Offer received for aggregate amount of bonds		$ 737,350,000
Bonds repurchase rate		61.45%